Share capital (Tables)	6 Months Ended
Jun. 30, 2025
Share Capital, Reserves And Other Equity Interest [Abstract]
Summary of Issued and Fully Paid Ordinary Shares
ISSUED AND FULLY PAID ORDINARY SHARES OF €0.07 EACH

	Number of shares	Nominal value ($ million)
At January 1, 2025	6,115,031,158	510
Repurchases of shares	(202,687,052)	(17)
At June 30, 2025	5,912,344,106	493
At January 1, 2024	6,524,109,049	544
Repurchases of shares	(199,993,563)	(17)
At June 30, 2024	6,324,115,486	528